Schedule of breakdown borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Term loan #1 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #2 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #3 [Member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #4 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #6 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #7 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #9 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #10 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #11 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #12 [member]
IfrsStatementLineItems [Line Items]
Term loan
Term loan #13 [Member]
IfrsStatementLineItems [Line Items]
Term loan	1,989,904	2,575,135
Term loan [member]
IfrsStatementLineItems [Line Items]
Term loan	$ 1,989,904	$ 2,575,135